LEASES - Operating lease expenses and short-term lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease expenses	¥ 311,619	¥ 152,682	¥ 46,775
Short-term lease expenses	23,290	14,697	5,734
Cash paid for amounts included in the measurement of lease liabilities	323,239	144,651	50,871
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 1,052,922	¥ 552,682	¥ 95,476
Weighted average remaining lease term (in years)	3 years 7 months 9 days	3 years 3 months 25 days
Weighted average discount rate	4.85%	4.14%